Commitments and contingent liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 1,015	$ 40
Total construction cost	$ 1,015	$ 40